--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
--------------------------------------------------------------------------------

      FOR YIELD, PRICE, LAST TRANSACTION,
      AND CURRENT BALANCE, 24 HOURS,
      7 DAYS A WEEK, CALL:
      1-800-638-2587 toll free
      625-7676 Baltimore area

      FOR ASSISTANCE WITH YOUR EXISTING
      FUND ACCOUNT, CALL:
      Shareholder Service Center
      1-800-225-5132 toll free
      625-6500 Baltimore area

      T. ROWE PRICE
      100 East Pratt Street
      Baltimore, Maryland 21202

      This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Equity Index Fund.

     [T. ROWE PRICE INVEST WITH CONFIDENCE(R) LOGO]
     EXF


                                           [T. ROWE PRICE LOGO]
                                           --------------------
                                           EQUITY INDEX FUND


                                           DECEMBER 31, 1995

--------------------------------------------------------------------------------
  Fellow Shareholders

The stock market could do no wrong in 1995, making equity index funds a great place to invest. In particular, the unmanaged Standard & Poor's 500 Stock Index, which your fund seeks to replicate, had a stellar year, outperforming most other indices and equity mutual funds with a gain of 37.6%. The index is dominated by the large, multinational companies that paced the stock market's rally for most of the year.
    Your fund's performance closely tracked the S&P 500 for both reporting periods, with the small difference attributable to the expenses of portfolio management. One reason for our close proximity to the index's performance was the fund's policy of maintaining a fully invested portfolio: any cash held for purposes of meeting redemptions is used as collateral against futures contracts, which allows the fund to maintain an effective 100% equity position. In a year like 1995, where the gap between equity and cash returns was large, the penalty for holding cash was high.

------------------------------------------------------
  Performance Comparison

                            Periods Ended 12/31/95
                            6 Months     12 Months
                            --------     ---------
Equity Index Fund             14.3%         37.2%
S&P 500                       14.5          37.6

------------------------------------------------------

YEAR-END DISTRIBUTIONS
Your Board of Directors declared a fourth quarter dividend of $0.12 per share, a short-term capital gain of $0.10, and a long-term capital gain of $0.19. All distributions were paid on December 28 to shareholders of record on December 26. You should have already received a check or statement reflecting these distributions as well as your Form 1099-DIV reporting them for tax purposes.

MARKET REVIEW
The 1995 rally in stocks was broad and powerful: every sector of the S&P 500 showed double-digit gains (as shown in the chart on the next page). Technology stocks led the way for most of the year, but faltered in the fourth quarter after valuations reached extraordinary levels. The top-performing sector was health care, as these stocks continued to rebound from the depressed levels of 1993 caused by the Clinton administration's ill-fated plan to provide health insurance to all Americans. Financial stocks were a close second, benefiting from sharply lower interest rates, which have the double effect of boosting these companies' profits and enhancing the attractiveness of their relatively higher dividend yields. Mergers and restructurings, compelled by the need to cut costs while maintaining superior service, also lifted the financial arena. CHASE MANHATTAN agreed to merge with CHEMICAL BANKING, and FIRST INTERSTATE was pursued by both WELLS FARGO and FIRST BANK SYSTEMS.
    The laggards in 1995 included most stocks related to consumer spending, as retailers, autos, and makers of consumer nondurables struggled to meet expectations. Now that the economic expansion is into its fifth year and beginning to mature, deeply cyclical industries -- such as paper, forest products, and steel manufacturers -- significantly trailed the overall market.
    The size of a company's stock was integral to performance too, as large companies generally outpaced their smaller brethren. Since the fund consists mainly of large companies and the weight of a stock in the fund is determined by its market capitalization, it benefited from the dominance of large caps. On a relative basis, growth stocks nosed out value stocks: for the year, the Barra/S&P Growth index returned 38%, versus 37% for the Barra/S&P Value Index. The best gains were found among medium-sized companies with rapidly-growing earnings.

------------------------------------------------------
  Returns by Market Sector

                             Periods Ended 12/31/95
                             6 Months     12 Months
                             --------     ---------
Health Care                    28.2%         54.7%
---------------------------------------------------
Financial                      21.1          51.1
Technology                      3.9          38.4
---------------------------------------------------
Utilities                      22.5          37.4
Consumer Nondurables           15.5          36.6
---------------------------------------------------
Capital Equipment              15.6          33.9
Energy                         14.7          31.1
---------------------------------------------------
Business Services and
  Transportation               11.8          28.0
Process Industries              4.3          24.9
---------------------------------------------------
Miscellaneous                    --          21.6
Consumer Cyclicals              9.4          20.7
---------------------------------------------------
Consumer Services               2.7          18.7
Basic Materials                 1.2          11.4

------------------------------------------------------

PORTFOLIO REVIEW
Your fund's top performers included two banks, First Interstate and SHAWMUT, each of which more than doubled after announcing mergers, and AMERICAN INTERNATIONAL GROUP, a diversified insurance powerhouse which is one of our largest holdings. In the health care area, the best-performing major drug stock was MERCK, up 75%, making it the fifth-largest stock in the index, while the biotech firm AMGEN doubled. Among the best performers in the index was SUN MICROSYSTEMS, a manufacturer of workstations -- small computers that are more powerful than personal computers and serve as individual or departmental systems. Sun's workstations have been very popular choices for firms establishing a presence on the Internet, and the stock rode the Internet euphoria to rise over 150%. Although energy stocks in general lagged the market, the major international oils posted good returns, with EXXON, MOBIL, TEXACO, and ROYAL DUTCH basically matching the overall market.
    As shown in the table on the next page, there were 33 changes in the S&P 500 Index during the year, mostly due to corporate mergers or restructurings. The total would have been larger were it not for the fact that several big mergers were not completed by year-end. The biggest deals -- DISNEY'S acquisition of CAPITAL CITIES/ABC and the merger of Chemical Banking and Chase Manhattan -- are still awaiting consummation. The additions made up almost 4% of the value of the index at year-end; about 1.6% of the holdings at the beginning of the year were deleted. In addition to mergers, a number of small issues were removed from the index to make way for larger companies. The index committee at Standard & Poor's makes these changes to keep the S&P 500 reflective of the overall U.S. stock market. As a result of this policy, and in yet another indication of the increasingly pervasive influence of technology, a number of the additions came from the computer, telecommunications, and semiconductor fields, 3COM, APPLIED MATERIALS, CABLETRON SYSTEMS, SILICON GRAPHICS, and LSI LOGIC.
    Some of the more significant changes included the breakup of the conglomerate ITT into three smaller companies, all of which were added to the S&P 500; Upjohn's merger with Pharmacia AB, a Swedish pharmaceutical company; KIMBERLY CLARK'S acquisition of Scott Paper; and the merger of two aerospace giants, Martin Marietta and Lockheed, into the new LOCKHEED MARTIN. Several banks were dropped from the index as mergers took a toll -- First Chicago, First Fidelity, and Shawmut National.
    The list of stocks entering the S&P included PHARMACIA & UPJOHN, the insurance company ALLSTATE, BANK OF NEW YORK, the insurance and tobacco company LOEWS, and U.S. WEST MEDIA GROUP, a spin - off from the regional telephone company U.S. West.

OUTLOOK
The past year was an ideal environment for stocks -- declining interest rates, low inflation, and apparently sustainable economic growth. Political news during the year was mainly favorable for financial markets, as prospects for both tax cuts and restraint in the growth of government spending improved.
    Today's valuations, particularly the price/ earnings ratio, are high by historical standards, although comparisons with the past should take into account the relatively low level of inflation and long-term interest rates. High valuations mean the market is vulnerable to any deterioration in outlook, and we wouldn't be surprised to see some pullback over the next few months. Nevertheless, timing the market is an exercise few can pull off successfully. The Equity Index Fund remains, in our view, an excellent vehicle for long-term equity investors.

                Respectfully submitted,

                /s/ RICHARD T. WHITNEY
                Richard T. Whitney

                President and Chairman of the
                Investment Advisory Committee

January 18, 1996

------------------------------------------------------
  The Evolving S&P 500 Stock Index
Changes in the index in 1995

        Additions                  Deletions
--------------------------  -----------------------
3Com                        Bassett Furniture
Allstate                    Bruno's
Applied Materials           CBS
Bank of New York            Clark Equipment
Boston Scientific           Continental Corp.
Cabletron Systems           E-Systems
Comerica                    First Chicago
CUC International           First Fidelity Bancorp
Darden Restaurants          First Mississippi
Federated Dept. Stores      Hartmarx
First Bank Systems          ITT Corp.
First Chicago NBD           Lockheed
Freeport McMoran Copper     Lotus Development
Fruit of the Loom           M/A - Com
General Public Utilities    Martin Marietta
Harrah's                    Maxus Energy
Humana                      Morrison-Knudsen
ITT New                     National Education
ITT Hartford                NBD Bancorp
ITT Industries              Oshkosh B'Gosh
Laidlaw                     Pet
Lockheed Martin             Rollins Environmental
Loews                       Santa Fe Pacific
LSI Logic                   Scott Paper
Morgan Stanley              Shawmut National
Pharmacia & Upjohn          Skyline
PP&L Resources              SPX
Republic New York           Promus Cos.
Silicon Graphics            Transco Energy
Tellabs                     U.S. West
U.S. WEST                   Upjohn
U.S. West Media             Zenith Electronics
Willamette Industries       Zurn Industries
---------------------------------------------------

------------------------------------------------------
 A Word on Market Corrections
 After the stock market's spectacular run in 1995, concerns about a "correction" have intensified. Most market observers consider a correction to be a short and sometimes steep decline following a period of rising prices. Moderate corrections of around 10% have been quite common, occurring on average about once every two years over the last half-century, according to Ned Davis Research.
     The market as measured by the Dow Jones Industrial Average has not experienced a moderate correction since early 1994. Furthermore, the Dow last hit a bear market bottom -- defined as a drop of at least 20% -- in October 1990. Therefore, it would not be surprising to see a modest pullback in 1996, on the order of 5% to 10%. In fact, as we write, the market has gotten off to a rocky start.
     Corrections are not only common, but can be beneficial for long-term investors, especially those who invest in regular amounts through dollar cost averaging. In a correction, overall stock prices decline, often leading to more attractive valuations and good buying opportunities. History has shown that investors who continue to buy through a downturn fare quite well. In fact, the Dow has proven resilient in the aftermath of past corrections of around 10%, taking an average of just six months to recover its losses, according to Ned Davis. (To realize the benefits of dollar cost averaging, you should be prepared to continuously purchase securities over a period of time, in up and down markets. This approach does not assure a gain nor protect you from a loss in declining markets.)
     We raise the issue of a market correction not as a prediction, but as a reminder that stock prices do not move in only one direction. If you are satisfied that your investments are appropriate for your various objectives, we recommend that you stay the course when a correction eventually occurs.

------------------------------------------------------
  Twenty-Five Largest Holdings
December 31, 1995

                                        Percent of
                Company                 Net Assets
--------------------------------------- ----------
GE                                          2.5%
--------------------------------------------------
AT&T                                        2.1
Exxon                                       2.1
--------------------------------------------------
Coca-Cola                                   1.9
Merck                                       1.7
--------------------------------------------------
Philip Morris                               1.6
Royal Dutch Petroleum                       1.6
--------------------------------------------------
P&G                                         1.2
Johnson & Johnson                           1.2
--------------------------------------------------
IBM                                         1.1
Microsoft                                   1.1
--------------------------------------------------
Wal-Mart                                    1.1
Intel                                       1.0
--------------------------------------------------
Mobil                                       0.9
PepsiCo                                     0.9
--------------------------------------------------
American International Group                0.9
Bristol-Myers Squibb                        0.9
--------------------------------------------------
BellSouth                                   0.9
Hewlett-Packard                             0.9
--------------------------------------------------
GTE                                         0.9
Pfizer                                      0.8
--------------------------------------------------
GM                                          0.8
DuPont                                      0.8
--------------------------------------------------
Amoco                                       0.7
SBC Communications                          0.7
--------------------------------------------------
Total                                      30.3%
--------------------------------------------------

--------------------------------------------------------------------------------
  Contributions to the Change in Net Asset Value Per Share

Six Months Ended December 31, 1995
------------------------------------------------------

------------------------------------------------------
 TEN BEST CONTRIBUTORS

GE                                            8 cent
------------------------------------------------------
Merck                                         7
AT&T                                          6
------------------------------------------------------
Philip Morris                                 4
Coca-Cola                                     4
------------------------------------------------------
BellSouth                                     4
Exxon                                         4
------------------------------------------------------
Johnson & Johnson                             4
Royal Dutch Petroleum                         3
------------------------------------------------------
Pfizer                                        3
------------------------------------------------------
Total                                        47 cent
------------------------------------------------------

------------------------------------------------------
 TEN WORST CONTRIBUTORS

Wal-Mart                                     -3 cent
------------------------------------------------------
Sears                                         3
Motorola                                      2
------------------------------------------------------
Intel                                         2
Micron Technology                             1
------------------------------------------------------
K mart                                        1
Texas Instruments                             1
------------------------------------------------------
Novell                                        1
Toys "R" Us                                   1
------------------------------------------------------
Advanced Micro Devices                        0
------------------------------------------------------
Total                                       -15 cent
------------------------------------------------------

Twelve Months Ended December 31, 1995
------------------------------------------------------

------------------------------------------------------
 TEN BEST CONTRIBUTORS

GE                                           12 cent
------------------------------------------------------
Merck                                        11
Coca-Cola                                     9
------------------------------------------------------
Philip Morris                                 9
Exxon                                         8
------------------------------------------------------
AT&T                                          8
Intel                                         7
------------------------------------------------------
Johnson & Johnson                             7
Royal Dutch Petroleum                         6
------------------------------------------------------
Hewlett-Packard                               6
------------------------------------------------------
Total                                        83 cent
------------------------------------------------------

------------------------------------------------------
 TEN WORST CONTRIBUTORS

Sears                                        -1 cent
------------------------------------------------------
K mart                                        1
Toys "R" Us                                   1
------------------------------------------------------
Morgan Stanley*                               1
Novell                                        1
------------------------------------------------------
Archer Daniels Midland                        0
Advanced Micro Devices                        0
------------------------------------------------------
Silicon Graphics*                             0
Apple Computer                                0
------------------------------------------------------
Reebok                                        0
------------------------------------------------------
Total                                        -5 cent
------------------------------------------------------

* Position added

Performance Comparison
as of 12/31/95



                      Equity Index Fund                S&P 500 Index
3/31/90                  $  10,000                       $  10,000
12/90                       10,031                           9,990
12/91                       12,962                          13,034
12/92                       13,894                          14,027
12/93                       15,202                          15,440
12/94                       15,356                          15,645
12/95                       21,063                          21,523

Note: The Index return does not reflect expenses, which have been deducted from the fund's return.


------------------------------------------------------
  Average Annual Compound Total Return
Periods Ended December 31, 1995

                             Since Inception
  1 Year       5 Years           3/30/90
---------    -----------    ------------------
 37.16%        15.99%             13.81%

------------------------------------------------------

Investment return and principal
value represent past performance and
will vary. Shares may be worth more
or less at redemption than at
original purchase. Total returns do
not reflect the deduction of a $10
annual account maintenance fee.

--------------------------------------------------------------------------------
  Investment Record
  T. Rowe Price Equity Index Fund

The table below shows the investment record of one share of the T. Rowe Price Equity Index Fund, purchased at the initial offering price of $10.00, for the period 3/30/90 through 12/31/95. Over this time, stock prices in general have risen. The results shown should not be considered a representation of the dividend income or capital gain or loss which may be realized from an investment made in the fund today.

--------------------------------------------------------------------------------
  Per Share Data

            With Capital Gains and Income Dividends
                                                                                                  Annual Total
                       Taken in Cash                    Reinvested in Additional Shares              Return
            -----------------------------------     ----------------------------------------      on Investment
 Year        Net         Capital                      Capital                                       % Change
 Ended      Asset         Gain          Income         Gain          Income       Value of       ---------------
 12/31      Value      Distributions(1) Dividends   Distributions   Dividends    Investment      Fund    S&P 500
-------     ------     -------------    ---------   -------------   ---------    ----------      -----   -------
  1990(2)   $ 9.72           --         $ 0.31            --         $ 0.31        $ 10.03         0.3%     0.2%
----------------------------------------------------------------------------------------------------------------
  1991       12.10        $0.08           0.34         $0.08           0.35          12.96        29.2     30.3
  1992       12.63         0.01           0.31          0.01           0.34          13.89         7.2      7.6
----------------------------------------------------------------------------------------------------------------
  1993       13.48         0.01           0.32          0.01           0.36          15.20         9.4     10.1
  1994       13.09         0.16           0.36          0.19           0.41          15.36         1.0      1.3
----------------------------------------------------------------------------------------------------------------
  1995       17.21         0.30           0.40          0.36           0.48          21.06        37.2     37.6
----------------------------------------------------------------------------------------------------------------
 Total                    $0.56         $ 2.04         $0.65         $ 2.25
----------------------------------------------------------------------------------------------------------------

(1) Includes short-term capital gains of $0.05 in 1994 and $0.10 in 1995.
(2) From inception 3/30/90 to 12/31/90.

--------------------------------------------------------------------------------
  Statement of Net Assets
  T. Rowe Price Equity Index Fund / December 31, 1995
(values in thousands)

                                                        Value
                                                      ----------
------------------------------------------------------
  Common & Preferred Stocks -- 95.6%
------------------------------------------------------
 INDUSTRIAL -- 72.1%
       158,932  shs      GE.......................... $   11,443
       150,969           AT&T........................      9,775
       118,297           Exxon.......................      9,479
       120,022           Coca-Cola...................      8,912
       117,704           Merck.......................      7,739
        79,974           Philip Morris...............      7,238
        51,015           Royal Dutch Petroleum ADR...      7,199
        65,419           P&G.........................      5,430
        61,418           Johnson & Johnson...........      5,259
        54,162           IBM.........................      4,969
        55,900  *        Microsoft...................      4,909
       218,722           Wal-Mart....................      4,894
        78,508           Intel.......................      4,460
        37,644           Mobil.......................      4,216
        74,931           PepsiCo.....................      4,187
        48,249           Bristol-Myers Squibb........      4,143
        48,652           Hewlett-Packard.............      4,075
        60,156           Pfizer......................      3,790
        71,111           GM..........................      3,760
        52,824           DuPont......................      3,691
        47,213           Amoco.......................      3,393
        62,080           Chevron.....................      3,259
        56,248           Motorola....................      3,206
        75,523           Abbott Laboratories.........      3,153
        66,112           McDonald's..................      2,983
       102,214           Ford Motor..................      2,964
        52,420           Eli Lilly...................      2,949
        49,605           Disney......................      2,927
        29,525           American Home Products......      2,864
        40,046           3M..........................      2,653
        32,564           Boeing......................      2,552
        26,696           Kimberly-Clark..............      2,209
        42,360           Gillette....................      2,208
        32,519           Eastman Kodak...............      2,179
        45,312           Home Depot..................      2,169
        42,210           Columbia/HCA Healthcare.....      2,142
        15,187           Unilever N.V. ADR...........      2,138
        36,492           Chrysler....................      2,021
        24,794           Texaco......................      1,946
        35,412           Schering-Plough.............      1,939
        25,800  *        Cisco Systems...............      1,927
        47,969           Pharmacia & Upjohn..........      1,859
        14,660           Capital Cities/ABC..........      1,809
        25,582           Dow Chemical................      1,800
        41,381  *        Oracle Systems..............      1,754
        21,432           Emerson Electric............      1,752
        15,272           Atlantic Richfield..........      1,691
        64,530           MCI.........................      1,690

                                                        Value
                                                      ----------
        24,356  shs      Anheuser-Busch.............. $    1,629
        34,344  *        Viacom (Class B)............      1,627
        20,875           Kellogg.....................      1,613
        22,992           Schlumberger................      1,592
        19,060           Lockheed Martin.............      1,506
        25,242  *        Amgen.......................      1,497
        45,624           Sara Lee....................      1,454
        37,030           Sears.......................      1,444
        23,794           Campbell....................      1,428
        10,259           Xerox.......................      1,405
        21,000           First Data..................      1,404
        36,793           Time Warner.................      1,394
        46,129           WMX Technologies............      1,378
        11,017           Monsanto....................      1,350
        47,089  *        AirTouch Communications.....      1,330
        33,175           Sprint......................      1,323
        22,897           Computer Associates.........      1,302
        26,914           AlliedSignal................      1,278
        12,844           Warner-Lambert..............      1,247
        62,197           Tele-Communications (Class
                            A).......................      1,240
        22,096           Medtronic...................      1,235
        35,453           Seagram.....................      1,228
        25,120  *        COMPAQ Computer.............      1,206
        34,798           Heinz.......................      1,153
        18,958           Caterpillar.................      1,114
        11,713           United Technologies.........      1,111
        26,369           Baxter International........      1,104
        23,238           Raytheon....................      1,098
        20,703           RockWell....................      1,095
        16,600           United HealthCare...........      1,087
        16,165           Dun & Bradstreet............      1,047
        24,155           Northern Telecom............      1,039
        21,614           J.C. Penney.................      1,029
        13,678           Automatic Data Processing...      1,016
        23,642           May Department Stores.......        999
        10,752           McDonnell Douglas...........        989
        13,885           Colgate-Palmolive...........        975
        23,589           ConAgra.....................        973
        13,935           CPC International...........        956
        13,638           NIKE........................        950
        51,625           Archer Daniels Midland......        929
        17,902           Texas Instruments...........        926
        24,202           International Paper.........        917
        14,047  *        Digital Equipment...........        901
        16,962           Alcoa.......................        897
        33,700           Barrick Gold................        889
        19,296           PPG Industries..............        883
        24,874           Deere.......................        877
        15,042           General Mills...............        869
        17,200           Tenneco.....................        854
        25,002           Phillips Petroleum..........        853

--------------------------------------------------------------------------------

                                                        Value
                                                      ----------
        44,786  shs      U. S. West Media Group...... $      851
        19,302           Weyerhaeuser................        835
        18,182  *        Sun Microsystems............        831
        13,332           Gannett.....................        818
        16,600  *        Boston Scientific...........        813
        18,036           American Brands.............        805
        20,706           AMP.........................        795
        24,144           Albertson's.................        794
        19,700           Micron Technology...........        781
        21,902           Corning.....................        701
        23,432           Walgreen....................        700
        14,700           U. S. Healthcare............        683
        23,429           Unocal......................        682
        14,466           Pitney Bowes................        680
        21,403           Alcan Aluminum..............        666
        16,800  *        Applied Materials...........        660
        11,146           Illinois Tool Works.........        658
        14,452           Goodyear Tire & Rubber......        656
        21,146           Mattel......................        650
        30,321           Occidental Petroleum........        648
        18,598           UST.........................        621
         9,951           Ralston Purina..............        621
        37,357           Westinghouse................        616
         6,912           Marsh & McLennan............        613
         8,769           Georgia-Pacific.............        602
        10,607           Hercules....................        598
        20,262           Browning-Ferris.............        598
        12,206           Honeywell...................        593
        34,033           The Limited.................        591
        11,041           ITT Corporation.............        585
        11,058           Wrigley.....................        581
        16,320           Loral.......................        577
        13,735           The Gap.....................        577
        26,416  *        Toys "R" Us.................        575
        14,581           R. R. Donnelly..............        574
        16,700  *        CUC International...........        570
        17,373           Sysco.......................        565
        10,619           Air Products and Chemicals..        560
        28,281           USX-Marathon................        551
         6,800  *        Cabletron Systems...........        551
         8,148           Textron.....................        550
        10,855           Halliburton.................        550
        22,714           Placer Dome.................        548
        19,400           Freeport McMoRan Copper and
                            Gold (Class B)...........        546
        14,516           Winn-Dixie..................        535
        19,400  *        Federated Department
                            Stores...................        533
         8,999           W. R. Grace.................        532
        14,644           Tyco Laboratories...........        522
         7,897           Fluor.......................        521
         6,831           Dayton Hudson...............        512
        10,643           International Flavors &
                            Fragrances...............        511
        14,216           Morton International........        510

                                                        Value
                                                      ----------
        15,200  shs      Lowes....................... $      509
        35,140  *        Novell......................        499
        13,108           Union Carbide...............        492
         6,511           Avon........................        491
        10,660           Alco Standard...............        486
         7,729           Eastman Chemical............        484
         6,227           TRW.........................        483
         7,386           Hershey Foods...............        480
        11,699           Genuine Parts...............        480
         8,372           Nucor.......................        478
        15,095           Masco.......................        474
         8,894           Amerada Hess................        471
        12,000           Burlington Resources........        471
         6,250           Becton, Dickinson...........        469
        11,960           Marriott International......        457
         6,298           Great Lakes Chemical........        453
         8,000           Pioneer Hi-Bred.............        445
        12,866           Quaker Oats.................        444
        13,140           Praxair.....................        442
        11,642  *        Kroger......................        437
         9,894           Service Corp. ..............        435
        17,355           Dresser Industries..........        423
        15,400  *        Humana......................        422
         4,798           McGraw-Hill.................        418
        15,100  *        Silicon Graphics............        415
        22,800           Comcast (Class A Special)...        415
         6,383           Rohm & Haas.................        411
         6,592           Phelps Dodge................        410
        10,085           H&R Block...................        408
        10,952  *        DSC Communications..........        405
        10,860           Dover.......................        400
        12,200  *        LSI Logic...................        400
         7,388           Eaton.......................        396
        19,006  *        Tenet Healthcare............        394
        15,052           Newell......................        389
         9,198           Champion International......        386
        15,006           Rubbermaid..................        383
         6,227           Tribune.....................        381
        14,154           American Stores.............        379
        11,334           Inco........................        377
        10,207           Cooper Industries...........        375
         5,316  *        Computer Sciences...........        373
         6,993           Whirlpool...................        372
         8,198           Newmont Mining..............        371
        11,588           Apple Computer..............        369
         5,129           Clorox......................        367
         9,199           Dow Jones...................        367
        10,667           Times Mirror (Class A)......        361
        10,213           Ingersoll-Rand..............        359
         8,567  *        Crown Cork & Seal...........        358
         5,956           General Dynamics............        352
         7,700  *        3Com........................        339
         5,991           Reynolds Metals.............        339
         8,158           Sherwin-Williams............        332

--------------------------------------------------------------------------------

                                                        Value
                                                      ----------
        13,579  shs      Baker Hughes................ $      331
         7,434           Interpublic Group...........        322
         6,081           V. F. ......................        321
         4,822           W. W. Grainger..............        319
         6,689           Union Camp..................        319
        43,698           K mart......................        317
         7,798           Nordstrom...................        315
         8,400  *        Tellabs.....................        312
         4,885           Kerr-McGee..................        310
        10,025           Melville....................        308
        10,797           Dillard Department Stores
                            (Class A)................        308
         6,044           Premark International.......        306
         4,687           Northrop....................        300
         5,300           Willamette Industries.......        298
        13,660           Engelhard...................        297
         4,722           Knight-Ridder...............        295
         7,000           Harcourt General............        293
        10,853           Pall........................        292
         8,195           Black & Decker..............        289
        28,100           Laidlaw (Class B)...........        288
         4,676           Hilton......................        288
        18,527  *        PriceCostco.................        285
         6,636  *        St. Jude Medical............        284
         9,638           Dana........................        282
         9,351           New York Times (Class A)....        277
         3,993           Johnson Controls............        275
         7,980           Rite Aid....................        273
         9,711           Westvaco....................        269
         8,974           Dial........................        266
         5,081           Mead........................        265
        11,041           ITT Industries..............        265
         7,249           Mallinckrodt Group..........        264
        11,773  *        National Semiconductor......        262
         8,400           Hasbro......................        260
         6,269  *        Ceridian....................        259
         5,087  *        Western Atlas...............        257
         6,160           Tandy.......................        256
         5,092           Avery Dennison..............        255
         9,212           Circuit City Stores.........        254
        10,296           Louisiana Pacific...........        250
         7,927           USX-U.S. Steel..............        244
         7,068           Parker Hannifin.............        242
         6,601           Brown-Forman (Class B)......        241
         3,558  *        FMC.........................        241
         9,799  *        Harrah's Entertainment......        238
         4,157           Raychem.....................        236
         5,347           Temple-Inland...............        236
         4,700           Sigma Aldrich...............        233
        10,001           Whitman.....................        233
         8,796           Cyprus Amax Minerals........        230
         7,821           Deluxe Corp.................        227
         4,333           Federal Paper Board.........        225
         3,560           Armstrong World.............        221

                                                        Value
                                                      ----------
         9,139  shs      Brunswick................... $      219
         4,248           Stanley Works...............        219
         5,480           Bausch & Lomb...............        217
         4,820  *        Owens-Corning...............        216
         6,084           Ashland.....................        214
         7,500           Reebok......................        212
         6,624           Supervalu...................        209
         5,945           Manor Care..................        208
        10,255           Maytag......................        208
         5,685           Echlin......................        207
         9,746           Wendys......................        207
        13,110           Homestake Mining............        205
         4,295           Polaroid....................        203
         3,704           Harris......................        202
         6,149           Allergan....................        200
         7,190           American Greetings (Class
                            A).......................        199
         7,149           Liz Claiborne...............        198
         8,029           Cooper Tire.................        198
        10,920  *        Biomet......................        194
         7,830  *        ALZA (Class A)..............        194
         6,384           Nalco Chemical..............        192
         7,795           James River.................        188
         4,411           Pennzoil....................        186
         6,148           Ecolab......................        184
         6,633           Sun Company.................        182
         8,633           Worthington Industries......        180
        15,042           Darden Restaurants..........        179
         4,316           Millipore...................        177
         5,618           Giant Food..................        177
         9,458           Moore.......................        176
         7,200  *        Fruit of the Loom (Class
                            A).......................        175
         3,833           Snap-On.....................        173
         5,243           C. R. Bard..................        169
         2,477           B. F. Goodrich..............        169
         3,927           Foster Wheeler..............        167
         3,575           Merchantile Stores..........        165
        12,631           WoolWorth...................        164
         9,907           Advanced Micro Devices......        163
         4,563           Boise Cascade...............        158
         3,172           Tektronix...................        156
         3,657           PACCAR......................        154
         4,472           Autodesk....................        153
         4,051           Perkin-Elmer................        153
         4,593           Harnischfeger...............        153
         4,612           National Service
                            Industries...............        149
         3,988  *        Varity......................        148
        10,504  *        Bethlehem Steel.............        147
         3,719  *        Andrew......................        144
         3,818           Cummins Engine..............        141
         1,877           Thomas & Betts..............        138
         3,209           Louisiana Land &
                            Exploration..............        138
         3,016           Briggs & Stratton...........        131
         9,080           Stone Container.............        131
        10,758           Santa Fe Pacific Gold.......        130

--------------------------------------------------------------------------------

                                                        Value
                                                      ----------
         5,077  shs      Pep Boys.................... $      130
         6,874           TJX.........................        130
         4,985           Bemis.......................        128
         3,896           General Signal..............        126
         3,180  *        King World Productions......        124
         4,780           Teledyne....................        122
        11,560           Echo Bay Mines..............        120
         2,207           Shared Medical Systems......        120
        11,226  *        Tandem Computers............        119
         4,747           Inland Steel Industries.....        119
         5,428           United States Surgical......        116
         3,608           ASARCO......................        115
         2,996           Timken......................        115
         4,410           Fleetwood...................        114
         8,382  *        Oryx Energy.................        112
         7,342           Scientific-Atlanta..........        110
         2,903           Crane.......................        107
         2,591           Potlatch....................        104
         4,709           McDermott International.....        104
         3,685           Russell.....................        102
        17,752  *        Unisys......................        100
         2,382           Meredith....................        100
         4,659           Ogden.......................        100
        11,380  *        Amdahl......................         97
         3,851           EG&G........................         93
         2,661           Alberto Culver..............         91
         5,508           Safety-Kleen................         86
         8,621  *        Santa Fe Energy Resources...         83
         8,401  *        Rowan.......................         83
         7,730  *        Beverly Enterprises.........         82
         1,969           Springs Industries..........         81
         4,225           Alexander & Alexander.......         80
         3,046           Cincinnati Milacron.........         80
         2,778           TRINOVA.....................         80
         3,149           Jostens.....................         76
         7,129  *        Navistar....................         75
         2,102           Centex......................         73
         2,639           Ball........................         73
         1,497           Longs Drug Stores...........         72
         4,285  *        Intergraph..................         68
         3,267           Fleming Companies...........         67
         1,956           Pulte.......................         66
         2,696           A & P.......................         62
         4,888           Community Psychiatric
                            Centers..................         60
         2,657           Coors (Class B).............         59
         3,729           Kaufman & Broad.............         55
         1,723           Helmerich & Payne...........         51
         4,704  *        Shoney's....................         48
         3,243  *        Bally Entertainment.........         45
         2,152           John H. Harland.............         45
         7,243  *        Armco.......................         43
         1,662  *        Cray Research...............         41
         1,814           Luby's Cafeterias...........         40

                                                        Value
                                                      ----------
         2,426  shs      Giddings & Lewis............ $       40
         2,523  *        Data General................         35
           581           NACCO Industries (Class A)..         32
         3,763  *        Ryan's Family Steak Houses..         26
         3,502           Stride Rite.................         26
         1,207           Outboard Marine.............         25
         7,176           Charming Shoppes............         21
         1,272           Brown Group.................         18
         2,216           Handleman...................         12
            47           Teledyne, $15 Cum.
                            Preferred................          1
TOTAL INDUSTRIAL                                         329,746
------------------------------------------------------
 UTILITIES -- 9.5%
        94,556           BellSouth...................      4,113
        92,361           GTE.........................      4,064
        58,008           SBC Communications..........      3,335
        52,710           Ameritech...................      3,110
        41,564           Bell Atlantic...............      2,780
        40,660           NYNEX.......................      2,196
        44,786           U. S. WEST..................      1,601
        63,364           Southern Company............      1,560
        40,789           Pacific Telesis.............      1,372
        40,382           Pacific Gas and Electric....      1,146
        19,520           Duke Power..................        925
        23,948           Enron.......................        913
        21,525           Texas Utilities.............        885
        17,693           FPL Group...................        821
        42,516           SCEcorp.....................        755
        17,721           American Electric Power.....        718
        22,321           Consolidated Edison.........        714
        23,283           Public Service Enterprise...        713
        16,488           Dominion Resources..........        680
        20,427           Unicom......................        669
        21,165           PECO Energy.................        638
        21,667           Entergy.....................        634
        24,956           Houston Industries..........        605
        27,029           PacifiCorp..................        574
        18,000           ALLTEL......................        531
        14,782           Carolina Power & Light......        510
        18,261           Central and South West......        509
        13,956           DTE Energy..................        481
        14,839           CINergy.....................        454
         9,730           Williams Companies..........        427
         9,076           Consolidated Natural Gas....        412
         9,724           Union Electric..............        406
        14,070           BGE.........................        401
        14,259           Panhandle Eastern...........        397
        15,100           PP&L Resources..............        378
        11,100           General Public Utilities....        377
        10,015           Coastal.....................        373
        14,491           Ohio Edison.................        341
         6,411           Northern States Power.......        315

--------------------------------------------------------------------------------

                                                        Value
                                                      ----------
         8,174  shs      Sonat....................... $      291
         8,177           Pacific Enterprises.........        231
         4,790  *        Columbia Gas System.........        210
         4,778           NICOR.......................        131
        11,709           Niagara Mohawk..............        113
        12,067           Noram Energy................        107
         6,517           ENSERCH.....................        106
         3,330           Peoples Energy..............        106
         1,445           Eastern Enterprises.........         51
         1,896           ONEOK.......................         43
TOTAL UTILITIES                                           43,222
------------------------------------------------------
 FINANCIAL -- 12.5%
        45,138           American International
                            Group....................      4,175
        25,933           Fannie Mae..................      3,219
        40,480           Citicorp....................      2,722
        35,676           BankAmerica.................      2,310
        46,442           American Express............      1,922
        30,423           Travelers Group.............      1,913
        25,788           NationsBank.................      1,795
        42,650           Allstate....................      1,754
        26,671           First Union.................      1,484
        17,918           J. P. Morgan................      1,438
        17,194           Freddie Mac.................      1,436
        37,583           BANC ONE....................      1,419
        24,043           Chemical Banking............      1,413
         7,851           General Re..................      1,217
        30,220           First Chicago NBD...........      1,194
        33,652           Norwest.....................      1,110
        32,534           PNC Bank....................      1,049
        16,699           Chase Manhattan.............      1,012
         4,629           Wells Fargo.................      1,000
        24,437           Fleet Financial Group.......        996
         7,196           First Interstate............        982
        18,300           Bank of New York............        892
        11,200           Loews.......................        878
        16,862           Merrill Lynch...............        860
         8,252           Chubb.......................        798
        21,727           KeyCorp.....................        788
        16,122           Dean Witter, Discover.......        758
        13,987           Mellon Bank.................        752
        10,790           Aetna.......................        747
        10,900           SunTrust....................        747
        16,300           Wachovia....................        746
         7,013           CIGNA.......................        724
        19,482           American General............        679
        12,900           First Bank Systems..........        640
         7,400           Morgan Stanley Group........        597

                                                        Value
                                                      ----------
         9,280           Household International..... $      549
         9,238  shs      Barnett Banks...............        545
        11,041           ITT Hartford Group..........        534
        14,099           MBNA........................        520
        13,420           CoreStates Financial........        508
         7,419           Bankers Trust New York......        493
        12,046           Boatmen's Bancshares........        493
        10,644           Bank of Boston..............        492
         9,026           Lincoln National............        485
        14,305           U. S. Bancorp...............        480
         6,484           Transamerica................        473
        14,000           National City...............        464
         8,044           St. Paul Companies..........        447
        10,900           Comerica....................        437
        12,026           SAFECO......................        416
         6,900           UNUM........................        379
         9,118           Providian...................        372
        10,113           Salomon.....................        359
         5,300           Republic New York...........        329
        12,897           Great Western Financial.....        329
         5,718           Golden West Financial.......        316
         6,747           Jefferson Pilot.............        314
         6,883           Torchmark...................        311
        11,148           H. F. Ahmanson..............        295
         4,996           Beneficial..................        233
        10,628           USF&G.......................        179
         3,382           USLIFE......................        101
TOTAL FINANCIAL                                           57,019
------------------------------------------------------
 TRANSPORTATION -- 1.5%
        19,629           Union Pacific...............      1,296
        13,552           Burlington Northern Santa
                            Fe.......................      1,057
        12,504           Norfolk Southern............        992
        20,026           CSX.........................        914
         7,270  *        AMR.........................        540
         7,424           Conrail.....................        520
         5,352  *        Federal Express.............        395
         4,791           Delta.......................        354
        13,700           Southwest Airlines..........        319
         7,633           Ryder System................        189
         3,682           Caliber Systems.............        180
         3,992           Pittston Services...........        125
         3,490           Consolidated Freightways....         92
         5,076  *        USAir.......................         67
         1,996           Yellow Corp.................         25
TOTAL TRANSPORTATION                                       7,065
TOTAL COMMON & PREFERRED
    STOCKS
    (COST $342,338)                                      437,052

--------------------------------------------------------------------------------

                                                        Value
                                                      ----------
------------------------------------------------------
 Short-Term Investments -- 4.1%
CERTIFICATES OF DEPOSIT -- 1.0%
    $5,000,000           Mellon Bank, 5.70%,
                            3/7/96................... $    5,000
COMMERCIAL PAPER -- 2.2%
     4,977,000           BMW U.S. Capital, 5.93%,
                            1/2/96...................      4,974
     5,000,000           Chemical Banking, 5.58%,
                            3/15/96..................      4,922
                                                           9,896

                                                        Value
                                                      ----------
U.S. GOVERNMENT OBLIGATIONS -- 0.9%
    $4,000,000           United States Treasury
                            Bills, 5.335-5.415%,
                            1/18/96.................. $    3,901
TOTAL SHORT-TERM INVESTMENTS
     (COST $18,797)                                       18,797
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.7%
     OF NET ASSETS (COST $361,135)                       455,849
----------------------------------------------------------------
FUTURES CONTRACTS

                                                                            Contract        Unrealized
                                                          Expiration          Value         Gain (Loss)
                                                          -----------       ---------       -----------
Long, 61 Standard & Poor's 500 Stock Index
   contracts, $3,500,000 of U.S. Treasury Bills
   pledged as initial margin.......................              3/96         $18,863            $(146)
Net payments (receipts) of variation margin to date..................................             169
Variation margin receivable (payable) on open futures contracts......................                                  23
OTHER ASSETS LESS LIABILITIES........................................................                               1,384
                                                                                                               ----------

                                                                                               Value
                                                                                            -----------
NET ASSETS CONSIST OF:
Accumulated net realized gain/loss -- net of distributions...........................         $ 4,569
Net unrealized gain (loss)...........................................................          94,568
Paid-in-capital applicable to 26,576,467 shares of $0.01 par value capital stock
  outstanding; 1,000,000,000 shares authorized.......................................         358,119
                                                                                            -----------
NET ASSETS...........................................................................                          $  457,256
                                                                                                               ==========
NET ASSET VALUE PER SHARE............................................................                              $17.21
                                                                                                                   ======
-------------------------------------------------------------------------------------------------------------------------

*    Non-income producing

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
  Statement of Operations
T. Rowe Price Equity Index Fund / Year Ended December 31, 1995
(in thousands)

INVESTMENT INCOME
Income
  Dividend.......................................................................        $  7,413
  Interest.......................................................................           2,758
                                                                                         --------
  Total income...................................................................          10,171
                                                                                         --------
Expenses
  Shareholder servicing..........................................................             702
  Investment management..........................................................             498
  Custody and accounting.........................................................             143
  Prospectus and shareholder reports.............................................              58
  Registration...................................................................              58
  Legal and audit................................................................              24
  Directors......................................................................              13
  Miscellaneous..................................................................              22
                                                                                         --------
  Total expenses.................................................................           1,518
                                                                                         --------
Net investment income............................................................           8,653
                                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Securities.....................................................................             858
  Futures........................................................................          13,287
                                                                                         --------
  Net realized gain (loss).......................................................          14,145
                                                                                         --------
Change in net unrealized gain or loss on:
  Securities.....................................................................          82,028
  Futures........................................................................            (650)
                                                                                         --------
  Change in net unrealized gain or loss..........................................          81,378
                                                                                         --------
Net realized and unrealized gain (loss)..........................................          95,523
                                                                                         --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS................................        $104,176
                                                                                         =========
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
  Statement of Changes in Net Assets
T. Rowe Price Equity Index Fund
(in thousands)

                                                                              Year Ended December 31,
                                                                               1995             1994
                                                                          --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
  Net investment income.............................................         $  8,653         $  5,740
  Net realized gain (loss)..........................................           14,145            1,232
  Change in net unrealized gain or loss.............................           81,378           (3,724)
                                                                          --------------   --------------
  Increase (decrease) in net assets from operations.................          104,176            3,248
                                                                          --------------   --------------
Distributions to shareholders
  Net investment income.............................................           (9,122)          (5,776)
  Net realized gain.................................................           (7,691)          (1,677)
  In excess of net realized gain....................................               --           (1,356)
                                                                          --------------   --------------
  Decrease in net assets from distributions.........................          (16,813)          (8,809)
                                                                          --------------   --------------
Capital share transactions*
  Shares sold.......................................................          159,642          142,421
  Distributions reinvested..........................................           16,390            8,570
  Shares redeemed...................................................          (76,638)         (42,357)
  Redemption fees received..........................................               12               --
                                                                          --------------   --------------
  Increase (decrease) in net assets from capital share
    transactions....................................................           99,406          108,634
                                                                          --------------   --------------
Net equalization....................................................              322               98
                                                                          --------------   --------------
Increase (decrease) in net assets...................................          187,091          103,171
NET ASSETS
Beginning of period.................................................          270,165          166,994
                                                                          --------------   --------------
End of period.......................................................         $457,256         $270,165
                                                                          ===============  ===============
---------------------------------------------------------------------------------------------------------
* Share information
    Shares sold.....................................................           10,147           10,780
    Distributions reinvested........................................              993              653
    Shares redeemed.................................................           (5,197)          (3,187)
                                                                          --------------   --------------
    Increase (decrease) in shares outstanding.......................            5,943            8,246
                                                                          ===============  ===============

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
  Notes to Financial Statements
T. Rowe Price Equity Index Fund / December 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
T. Rowe Price Equity Index Fund (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

A) Valuation - Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities that are not traded on a particular day and securities that are regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.
    Short-term debt securities are valued at their cost which, when combined with accrued interest, approximates fair value. Financial futures contracts are valued at closing settlement prices.
    Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

B) Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. The fund follows the practice of equalization under which undistributed net investment income per share is unaffected by fund shares sold or redeemed. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gain or loss until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

A) Futures Contracts - At December 31, 1995, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

B) Securities Lending - To earn additional income, the fund lends its securities to approved brokers. At December 31, 1995, the market value of securities on loan was $12,796,000, which was fully collateralized with cash. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

C) Other - Purchases and sales of portfolio securities, other than short-term securities, aggregated $124,079,000 and $3,864,000, respectively, for the year ended December 31, 1995.

NOTE 3 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to

--------------------------------------------------------------------------------

qualify as a regulated investment company and distribute all of its taxable income.
    In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, $467,000 of undistributed net realized gains was reclassified as a $320,000 increase to paid-in-capital and a $147,000 increase to undistributed net investment income during the year ended December 31, 1995. The results of operations and net assets were not affected by the reclassifications.
    At December 31, 1995, the aggregate cost of investments for federal income tax and financial reporting purposes was $361,135,000 and net unrealized gain aggregated $94,714,000, of which $99,274,000 related to appreciated investments and $4,560,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS
The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the Manager) provides for an annual investment management fee, of which $78,000 was payable at December 31, 1995. The fee, computed daily and paid monthly, is equal to 0.20% of average daily net assets.
    Under the terms of the investment management agreement, the Manager is required to bear any expenses through December 31, 1995, which would cause the fund's ratio of expenses to average net assets to exceed 0.45%. Thereafter through December 31, 1997, the fund is required to reimburse the Manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.45%. Pursuant to this agreement, $181,000 of management fees for the year ended December 31, 1995 and $264,000 of management fees for the year ended December 31, 1994 were not accrued by the fund. Additionally, $651,000 of unaccrued fees and expenses related to a previous agreement have been permanently waived.
    In addition, the fund has entered into agreements with the Manager and two wholly owned subsidiaries of the Manager, pursuant to which the fund receives certain other services. The Manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $671,000 for the year ended December 31, 1995, of which $54,000 was payable at period-end.

--------------------------------------------------------------------------------
  Financial Highlights
T. Rowe Price Equity Index Fund

                                                        For a share outstanding throughout each period
                                                      ---------------------------------------------------
                                                                    Year Ended December 31,
                                                      ---------------------------------------------------
                                                        1995       1994       1993       1992      1991
                                                      ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD................    $13.09     $13.48     $12.63     $12.10     $9.72
                                                        ------     ------     ------     ------    ------
Investment activities
  Net investment income.............................      0.39*      0.36*      0.32*      0.32*     0.34*
  Net realized and unrealized gain (loss)...........      4.43      (0.23)      0.86       0.53      2.46
                                                        ------     ------     ------     ------    ------
  Total from investment activities..................      4.82       0.13       1.18       0.85      2.80
                                                        ------     ------     ------     ------    ------
Distributions
  Net investment income.............................     (0.40)     (0.36)     (0.32)     (0.31)    (0.34)
  Net realized gain.................................     (0.30)     (0.09)     (0.01)     (0.01)    (0.08)
  Distributions in excess of net realized gain......        --      (0.07)        --         --        --
                                                        ------     ------     ------     ------    ------
  Total distributions...............................     (0.70)     (0.52)     (0.33)     (0.32)    (0.42)
                                                        ------     ------     ------     ------    ------
NET ASSET VALUE, END OF PERIOD......................    $17.21     $13.09     $13.48     $12.63    $12.10
                                                        ======     ======     ======     ======    ======
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Total return........................................     37.2%*      1.0%*      9.4%*      7.2%*    29.2%*
Ratio of expenses to average net assets.............     0.45%*     0.45%*     0.45%*     0.45%*    0.45%*
Ratio of net investment income to
  average net assets................................     2.54%*     2.73%*     2.40%*     2.57%*    3.07%*
Portfolio turnover rate.............................      1.3%       1.3%       0.8%       0.1%      5.8%
Net assets, end of period (in thousands)............  $457,256   $270,165   $166,994   $128,242   $22,069
---------------------------------------------------------------------------------------------------------

* Excludes expenses in excess of a 0.45% voluntary expense limitation in effect through December 31, 1995.

--------------------------------------------------------------------------------
  Report of Independent Accountants

To the Shareholders and Board of Directors of
T. Rowe Price Equity Index Fund, Inc.

We have audited the accompanying statement of net assets of T. Rowe Price Equity Index Fund, Inc. as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of T. Rowe Price Equity Index Fund, Inc. as of December 31, 1995, the results of its operations, the changes in its net assets and financial highlights for each of the respective periods stated in the first paragraph in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
January 18, 1996